UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

High Yield Municipal Bond Fund

Quarterly portfolio holdings 8/31/16

Fund's investmentsHigh Yield Municipal Bond Fund

As of 8-31-16 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Municipal bonds 96.5%					$208,892,371
(Cost $183,385,213)
Alabama 1.1%					2,292,920
Birmingham Special Care Facilities Financing Authority Children's Hospital	6.125		06-01-34	2,000,000	2,292,920
Arizona 3.3%					7,119,135
Industrial Development Authority of the City of Phoenix Arizona GFF Tiyan LLC	5.375		02-01-41	2,500,000	2,599,775
Maricopa County Industrial Development Authority Catholic Healthcare West, Series A	6.000		07-01-39	3,000,000	3,378,390
Maricopa County Pollution Control Corp. Public Service Palo Verde, Series A	6.250		01-01-38	1,000,000	1,140,970
California 4.9%					10,685,494
California Statewide Communities Development Authority Adventist Health System	5.000		03-01-35	1,250,000	1,534,150
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity, Series A	0.828 (Z	)	01-01-18	2,950,000	2,917,226
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750		01-15-46	1,000,000	1,194,500
Golden State Tobacco Securitization Corp. Series A-1	4.500		06-01-27	1,405,000	1,427,044
River Islands Public Financing Authority Community Facilities District, Series 2003-1	5.500		09-01-45	1,545,000	1,716,619
Southern California Public Power Authority Natural Gas Revenue, Series A	5.250		11-01-26	1,500,000	1,895,955
Colorado 4.6%					9,935,518
Colorado Health Facilities Authority Sunny Vista Living Center, Series A (S)	6.125		12-01-45	1,750,000	1,940,733
Park Creek Metropolitan District Senior Limited Property Tax Supported, Series A	5.000		12-01-45	2,000,000	2,338,520
Public Authority for Colorado Energy Natural Gas Revenue	6.250		11-15-28	2,500,000	3,346,725
Regional Transportation District Denver Transit Partners	6.000		01-15-41	2,000,000	2,309,540
Connecticut 1.2%					2,500,082
Hamden Facility Revenue Whitney Center Project, Series A	7.625		01-01-30	960,000	1,021,402
Hamden Facility Revenue Whitney Center Project, Series A	7.750		01-01-43	1,400,000	1,478,680
District of Columbia 2.2%					4,806,570
District of Columbia Tobacco Settlement Financing Corp. Settlement Asset Backed Bonds, Series A	6.783 (Z	)	06-15-46	5,000,000	688,050
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (0.000% steps up to 6.500% on 10-1-16) (D)	0.720 (Z	)	10-01-41	3,000,000	4,118,520
Florida 6.8%					14,742,046
Bonnet Creek Resort Community Development District	7.250		05-01-18	340,000	340,891
Bonnet Creek Resort Community Development District	7.375		05-01-34	815,000	817,217
City of Pensacola Airport Revenue, AMT	6.000		10-01-28	2,000,000	2,182,060
Florida Development Finance Corp. Tuscan Isle Champions Gate Project, Series A (S)	6.375		06-01-46	2,150,000	2,263,757

2SEE NOTES TO FUND'S INVESTMENTS

High Yield Municipal Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Florida (continued)
Florida Development Finance Corp. Tuscan Isle Obligated Group, Series A (S)	7.000		06-01-45	2,000,000	$2,149,140
Heritage Harbor North Community Development District	6.375		05-01-38	1,190,000	1,217,549
Lee County Industrial Development Authority Cypress Cove Senior Living	5.500		10-01-47	1,000,000	1,089,440
Palm Beach County Health Facilities Authority Sinai Residences Boca Raton Project, Series C	6.000		06-01-21	1,750,000	1,750,000
Palm Beach County Health Facilities Authority Sinai Residences Boca Raton Project, Series C	7.500		06-01-49	1,000,000	1,239,900
Village Community Development District No. 8	6.375		05-01-38	715,000	767,960
Village Community Development District No. 8 Phase II	6.125		05-01-39	795,000	924,132
Georgia 1.5%					3,211,840
Marietta Development Authority Life University Project	7.000		06-15-30	1,500,000	1,580,010
Municipal Electric Authority of Georgia Prerefunded, Series D	5.500		01-01-26	1,110,000	1,208,579
Municipal Electric Authority of Georgia Series D	5.500		01-01-26	390,000	423,251
Guam 1.1%					2,391,100
Guam Government Series A, GO	7.000		11-15-39	2,000,000	2,391,100
Hawaii 0.6%					1,214,610
Hawaii State Department of Budget & Finance 15 Craigside Place Project, Series A	9.000		11-15-44	1,000,000	1,214,610
Illinois 6.6%					14,371,013
Chicago Board of Education Series A, GO	7.000		12-01-44	1,000,000	1,062,780
Chicago Board of Education Series C, GO	5.250		12-01-39	1,000,000	941,110
Chicago Board of Education Series G, GO (P)	4.390		03-01-32	1,000,000	996,010
Chicago Midway International Airport Series A, AMT	5.000		01-01-41	1,500,000	1,715,205
Chicago O'Hare International Airport Customer Facility Charge	5.750		01-01-43	2,000,000	2,388,820
City of Chicago Series 2005D-REMK, GO	5.500		01-01-40	1,250,000	1,309,425
City of Chicago Series A, GO	5.500		01-01-33	1,000,000	1,058,810
County of Cook Series A, GO	5.000		11-15-31	500,000	602,460
Illinois Finance Authority Wesleyan University	5.000		09-01-46	1,000,000	1,162,300
Illinois Sports Facilities Authority State Tax Supported (D)	5.250		06-15-32	750,000	871,493
State of Illinois, GO	5.000		04-01-27	2,000,000	2,262,600
Indiana 0.7%					1,401,713
Crown Point Economic Development Revenue Wittenberg Village Project, Series A	8.000		11-15-39	1,250,000	1,401,713
Iowa 0.5%					1,092,690
Altoona Urban Renewal Tax Increment Revenue Annual Appropriation	6.000		06-01-34	1,000,000	1,092,690

SEE NOTES TO FUND'S INVESTMENTS3

High Yield Municipal Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Kansas 0.0%					$11,479
Wyandotte County-Kansas City Unified Government Sales Tax Revenue, Series B	5.708 (Z	)	06-01-21	15,000	11,479
Kentucky 1.6%					3,425,610
Kentucky Economic Development Finance Authority Owensboro Medical Health System, Series A	6.500		03-01-45	2,000,000	2,307,840
Owen County Kentucky Waterworks System Revenue American Water Company Project, Series A	6.250		06-01-39	1,000,000	1,117,770
Louisiana 1.6%					3,421,440
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp., Series A-2	6.500		11-01-35	2,000,000	2,397,920
St. John Baptist Parish Revenue Marathon Oil Corp., Series A	5.125		06-01-37	1,000,000	1,023,520
Maryland 2.1%					4,487,430
Anne Arundel County Consolidated Special Taxing District Villages at 2 Rivers Project	5.250		07-01-44	1,000,000	1,054,390
Baltimore County East Baltimore Research Park, Series A	7.000		09-01-38	1,000,000	1,061,650
Maryland Economic Development Corp. Purple Line Light Rail Project, AMT	5.000		03-31-51	1,000,000	1,189,160
Maryland Health & Higher Educational Facilities Authority Meritus Medical Center	5.000		07-01-40	1,000,000	1,182,230
Massachusetts 0.5%					1,165,960
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000		07-01-44	1,000,000	1,165,960
Michigan 0.7%					1,402,665
Michigan Finance Authority Detroit Water & Sewer, Series C-2, AMT	5.000		07-01-44	500,000	550,880
Michigan Finance Authority Detroit Water & Sewer, Series C	5.000		07-01-35	250,000	293,410
Michigan Finance Authority Local Government Loan Program, Series F1	4.500		10-01-29	500,000	558,375
Minnesota 2.4%					5,292,520
City of Rochester Homestead at Rochester	5.000		12-01-49	1,000,000	1,076,650
North Oak Senior Housing Revenue Presbyterian Homes North Oaks	6.000		10-01-27	1,000,000	1,032,150
St. Paul Housing & Redevelopment Authority Carondelet Village Project, Series A	6.000		08-01-42	1,000,000	1,026,710
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125		12-01-44	1,000,000	1,072,880
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.250		12-01-49	1,000,000	1,084,130
Mississippi 0.3%					648,125
Mississippi Business Finance Corp. System Energy Resources, Inc. Project	5.875		04-01-22	625,000	648,125
Missouri 0.4%					912,216
St. Louis Airport Revenue Lambert St. Louis International Airport, Series A-1	6.625		07-01-34	800,000	912,216
Nevada 0.5%					1,058,310
Sparks Tourism Improvement District No: 1 Sales Tax Revenue, Series A (S)	6.750		06-15-28	1,000,000	1,058,310

4SEE NOTES TO FUND'S INVESTMENTS

High Yield Municipal Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
New Hampshire 0.3%					$589,525
New Hampshire Health & Education Facilities Authority Rivermead, Series A	6.875		07-01-41	500,000	589,525
New Jersey 5.0%					10,875,210
Casino Reinvestment Development Authority Luxury Tax Revenue	5.250		11-01-44	2,000,000	2,114,040
New Jersey Economic Development Authority Continental Airlines, Inc. Project, AMT	5.250		09-15-29	1,000,000	1,118,860
New Jersey Economic Development Authority Series WW	5.000		06-15-37	1,000,000	1,121,440
New Jersey Economic Development Authority Series WW	5.250		06-15-40	1,000,000	1,155,100
New Jersey State Educational Facilities Authority University of Medicine and Dentistry, Series B	7.500		12-01-32	1,000,000	1,181,410
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.000		06-15-45	2,000,000	2,226,780
Tobacco Settlement Financing Corp. of New Jersey Series 1A	5.000		06-01-41	2,000,000	1,957,580
New York 12.6%					27,358,652
Brooklyn Arena Local Development Corp. Barclays Center Project	6.375		07-15-43	2,500,000	2,965,175
Chautauqua County Industrial Development Agency Dunkirk Power Project	5.875		04-01-42	2,350,000	2,541,572
New York Liberty Development Corp. Bank of America Tower, Class 2	5.625		07-15-47	1,000,000	1,146,870
New York Liberty Development Corp. Goldman Sachs Headquarters	5.250		10-01-35	2,000,000	2,745,720
New York Liberty Development Corp. World Trade Center, Class 1-3 (S)	5.000		11-15-44	3,850,000	4,463,883
New York State Dormitory Authority Orange Regional Medical Center (S)	5.000		12-01-45	1,000,000	1,125,810
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.000		07-01-46	2,000,000	2,298,380
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.250		01-01-50	2,000,000	2,339,360
New York Transportation Development Corp. American Airlines, Inc., AMT	5.000		08-01-31	2,000,000	2,198,820
Port Authority of New York & New Jersey 5th Installment Special Project, AMT	6.750		10-01-19	300,000	300,099
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000		12-01-42	4,460,000	5,232,963
North Carolina 0.5%					1,140,020
North Carolina Eastern Municipal Power Agency Electric, Power & Light Revenues, Series C	6.750		01-01-24	1,000,000	1,140,020
Ohio 4.3%					9,380,662
Buckeye Ohio Tobacco Settlement Financing Authority, Series A-2	5.125		06-01-24	3,365,000	3,293,830
Buckeye Ohio Tobacco Settlement Financing Authority, Series A-2	5.875		06-01-30	2,500,000	2,484,600
Cleveland Ohio Airport Revenue Continental Airlines, Inc. Project, AMT	5.375		09-15-27	2,510,000	2,517,982
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000		12-01-35	1,000,000	1,084,250
Pennsylvania 1.8%					3,996,045
Allegheny County Industrial Development Authority Environmental Improvements	6.875		05-01-30	1,000,000	990,020
City of Scranton, GO	5.000		11-15-32	500,000	543,380

SEE NOTES TO FUND'S INVESTMENTS5

High Yield Municipal Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Pennsylvania (continued)
Cumberland County Municipal Authority Diakon Lutheran Ministries Project	4.000		01-01-33	1,250,000	$1,358,825
Pennsylvania Economic Development Financing Authority Philadelphia Biosolids Facility	6.250		01-01-32	1,000,000	1,103,820
Rhode Island 0.5%					1,070,090
Tobacco Settlement Financing Corp. Series B	4.500		06-01-45	1,000,000	1,070,090
South Carolina 0.8%					1,713,936
South Carolina Public Service Authority Series B	4.000		12-01-56	1,600,000	1,713,936
Tennessee 2.1%					4,506,706
Tennessee Energy Acquisition Corp. Natural Gas Revenue, Series C	5.000		02-01-25	3,720,000	4,506,706
Texas 15.7%					34,038,271
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000		12-01-40	1,000,000	1,086,290
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000		12-01-45	1,000,000	1,075,020
Central Texas Regional Mobility Authority SR Lien	6.250		01-01-46	1,000,000	1,226,380
City of Houston Airport System Revenue Continental Airlines, Inc. Terminal Projects, AMT	6.625		07-15-38	1,000,000	1,164,610
City of Houston Airport System Revenue United Airlines, Inc. Terminal E Project, AMT	5.000		07-01-29	3,000,000	3,402,540
Dallas/Fort Worth International Airport Series A, AMT	5.000		11-01-38	1,000,000	1,116,140
Fort Bend County Industrial Development Corp. NRG Energy, Inc., Series B	4.750		11-01-42	1,500,000	1,625,970
Grand Parkway Transportation Corp. Texas System Toll Revenue, Series A	5.500		04-01-53	1,000,000	1,161,210
Gulf Coast Industrial Development Authority CITGO Petroleum Corp., AMT	8.000		04-01-28	2,100,000	2,104,825
Harris County Health Facilities Development Corp. Memorial Hermann Healthcare., Series B	7.250		12-01-35	1,000,000	1,145,990
Love Field Airport Modernization Corp. Southwest Airlines Co. Project	5.250		11-01-40	1,575,000	1,787,468
Mission Economic Development Corp. Natgasoline Project, Series A, AMT (S)	5.750		10-01-31	1,000,000	1,065,420
Mission Economic Development Corp. Natgasoline Project, Series B, AMT (S)	5.750		10-01-31	1,000,000	1,066,820
New Hope Cultural Education Facilities Finance Corp. Carillon LifeCare Community Project	5.000		07-01-46	1,000,000	1,041,090
North Texas Tollway Authority Highway Revenue Tolls, Prerefunded, Series A	6.250		01-01-39	2,440,000	2,752,222
North Texas Tollway Authority Highway Revenue Tolls, Series F	5.750		01-01-38	1,000,000	1,067,730
North Texas Tollway Authority Highway Revenue Tolls, Series K-2	6.000		01-01-38	1,000,000	1,122,190
North Texas Tollway Authority Series A	6.250		01-01-39	560,000	624,316
Tarrant County Cultural Education Facilities Finance Corp. Air Force Retirement Facility	6.375		11-15-44	2,000,000	2,222,840
Texas Municipal Gas Acquisition & Supply Corp. Natural Gas Revenue, Series D	6.250		12-15-26	2,000,000	2,531,060

6SEE NOTES TO FUND'S INVESTMENTS

High Yield Municipal Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp. Blueridge Transportation Group LLC, AMT	5.000		12-31-55	1,000,000	$1,148,550
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments LLC, AMT	7.000		12-31-38	1,000,000	1,264,580
Travis County Health Facilities Development Corp. Westminster Manor	7.000		11-01-30	1,000,000	1,235,010
Virgin Islands 1.2%					2,637,525
Virgin Islands Public Finance Authority Diageo USVI, Series A	6.750		10-01-37	2,500,000	2,637,525
Virginia 2.5%					5,471,680
Alexandria Industrial Development Authority Goodwin House	5.000		10-01-45	1,700,000	1,995,103
Tobacco Settlement Financing Corp. Series B1	5.000		06-01-47	1,240,000	1,205,937
Washington County Industrial Development Authority Mountain States Health Alliance, Series C	7.750		07-01-38	2,000,000	2,270,640
Washington 1.5%					3,251,340
Washington State Housing Finance Commission Heron's Key, Series A (S)	7.000		07-01-45	500,000	543,665
Washington State Housing Finance Commission Heron's Key, Series B (S)	4.375		01-01-21	1,000,000	1,011,400
Washington State Housing Finance Commission Presbyterian Retirement Community (S)	5.000		01-01-46	1,500,000	1,696,275
Wisconsin 1.5%					3,158,593
Public Finance Authority Rose Villa Project, Series A	5.750		11-15-44	1,000,000	1,121,320
Public Finance Authority Rose Villa Project, Series A	6.000		11-15-49	1,000,000	1,137,940
Wisconsin Health & Educational Facilities Authority St. John's Community, Inc., Series A	7.625		09-15-39	750,000	899,333
Wyoming 0.5%					1,003,870
Sweetwater County FMC Corp. Project, AMT	5.600		12-01-35	1,000,000	1,003,870
Other 0.5%					1,109,760
Centerline Equity Issuer Trust (S)	6.000		10-31-52	1,000,000	1,109,760
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 3.2%					$6,921,000
(Cost $6,921,000)
U.S. Government Agency 1.0%					2,096,000
Federal Home Loan Bank Discount Note	0.103		09-01-16	2,096,000	2,096,000
				Par value^	Value
Repurchase agreement 2.2%					$4,825,000
Barclays Tri-Party Repurchase Agreement dated 8-31-16 at 0.310% to be repurchased at $4,582,039 on 9-1-16, collateralized by $3,873,400 U.S. Treasury Inflation Notes, 2.375% due 1-15-17(valued at $4,673,726, including interest)				4,582,000	4,582,000
Repurchase Agreement with State Street Corp. dated 8-31-16 at 0.030% to be repurchased at $243,000 on 9-1-16, collateralized by $245,000 U.S. Treasury Notes, 1.750% due 5-15-23 (valued at $251,431, including interest)				243,000	243,000

SEE NOTES TO FUND'S INVESTMENTS7

High Yield Municipal Bond Fund

Par value^	Value
Repurchase agreement (continued)
Total investments (Cost $190,306,213)† 99.7%	$215,813,371
Other assets and liabilities, net 0.3%	$554,370
Total net assets 100.0%	$216,367,741

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(D)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 8-31-16, the aggregate cost of investment securities for federal income tax purposes was $188,752,198. Net unrealized appreciation aggregated to $27,061,173, of which $27,168,607 related to appreciated investment securities and $107,434 to depreciated investment securities.

Insurance coverage	As a % of total investments
Assured Guaranty Corp.	1.9
Assured Guaranty Municipal Corp.	0.4
TOTAL	2.3

The fund had the following sector composition as a percentage of net assets on 8-31-16:

General obligation bonds	4.1%
Revenue bonds	92.4%
Health Care	21.7%
Development	16.4%
Other Revenue	15.4%
Airport	10.9%
Transportation	9.6%
Tobacco	5.6%
Pollution	3.4%
Facilities	3.1%
Education	2.8%
Utilities	2.1%
Water & Sewer	1.4%
Short-term investments and other	3.5%
TOTAL	100.0%

8SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2016, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       9

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	59Q1	08/16
This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.		10/16

John Hancock

Tax-Free Bond Fund

Quarterly portfolio holdings 8/31/16

Fund's investmentsTax-Free Bond Fund

As of 8-31-16 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Municipal bonds 97.5%					$614,869,270
(Cost $540,044,535)
Alabama 0.4%					2,292,920
Birmingham Special Care Facilities Financing Authority Children's Hospital	6.125		06-01-34	2,000,000	2,292,920
Arizona 0.9%					5,884,150
Arizona Health Facilities Authority Banner Health, Series A	5.000		01-01-44	2,000,000	2,363,920
Industrial Development Authority of the City of Phoenix Lease Revenue	5.375		02-01-41	1,000,000	1,039,910
Maricopa County Pollution Control Corp. El Paso Electric Company Project, Series B	7.250		04-01-40	1,000,000	1,151,700
Phoenix Civic Improvement Corp. Civic Plaza, Series B (D)	5.500		07-01-28	1,000,000	1,328,620
California 13.4%					84,516,115
ABAG Finance Authority for Nonprofit Corps. Sharp HealthCare, Series A	5.000		08-01-43	2,000,000	2,377,220
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp., Series 2014	5.000		06-01-40	1,000,000	1,129,960
California State Public Works Board Lease Revenue, Series B	5.000		10-01-39	1,000,000	1,213,720
City of Los Angeles Department of Airports Series C	5.000		05-15-38	1,000,000	1,221,590
City of San Francisco Public Utilities Commission Water Revenue, Series A	5.000		11-01-45	1,500,000	1,819,170
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity, Series A	0.898 (Z	)	01-01-19	30,000,000	29,371,200
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750		01-15-46	3,000,000	3,583,500
Golden State Tobacco Securitization Corp. Series A-1	4.500		06-01-27	2,035,000	2,066,929
M-S-R Energy Authority Natural Gas Revenue, Series B	6.500		11-01-39	1,000,000	1,487,910
M-S-R Energy Authority Natural Gas Revenue, Series B	7.000		11-01-34	2,500,000	3,823,575
River Islands Public Financing Authority Community Facilities District, 2003-1	5.500		09-01-45	2,000,000	2,222,160
San Bernardino County Medical Center Financing Project	5.500		08-01-22	2,500,000	2,901,625
San Bernardino County Medical Center Financing Project, Series B (D)	5.500		08-01-17	1,370,000	1,430,677
San Diego County Regional Transportation Commission Sales & Use Tax, Series A	5.000		04-01-44	3,000,000	3,618,570
San Diego Unified School District Series I, GO	3.631 (Z	)	07-01-39	1,250,000	547,213
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity	0.576 (Z	)	01-01-17	4,900,000	4,890,396
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity	0.819 (Z	)	01-01-20	2,000,000	1,945,540
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Series A	5.000		01-15-44	4,500,000	5,234,175
Santa Ana Financing Authority Police Administration & Holding Facility (D)	6.250		07-01-19	1,005,000	1,146,554
Santa Ana Financing Authority Police Administration & Holding Facility, Prerefunded (D)	6.250		07-01-19	995,000	1,145,086

2SEE NOTES TO FUND'S INVESTMENTS

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
California (continued)
State of California, GO	5.000		02-01-38	5,375,000	$6,365,505
Stockton Public Financing Authority Delta Water Supply Project, Series A	6.250		10-01-40	1,000,000	1,263,530
University of California Series I	5.000		05-15-40	3,000,000	3,710,310
Colorado 3.7%					23,515,984
City & County of Denver Series A	4.000		08-01-46	2,500,000	2,765,000
City & County of Denver Series A	5.000		08-01-44	3,000,000	3,720,540
City & County of Denver Airport Revenue Series A	5.250		11-15-36	5,250,000	5,977,335
City of Colorado Springs Utilities System Revenue Series C	5.250		11-15-42	1,040,000	1,135,004
Park Creek Metropolitan District Senior Limited Property Tax	5.000		12-01-45	2,500,000	2,923,150
Public Authority for Colorado Energy Natural Gas Revenue	6.250		11-15-28	3,500,000	4,685,415
Regional Transportation District Denver Transit Partners	6.000		01-15-41	2,000,000	2,309,540
Connecticut 0.9%					5,325,260
Connecticut State Health & Educational Facility Authority Church Home of Hartford, Inc. (S)	5.000		09-01-46	2,000,000	2,217,440
Connecticut State Health & Educational Facility Authority Yale University, Series Z3	5.050		07-01-42	3,000,000	3,107,820
District of Columbia 3.3%					20,467,079
District of Columbia Tobacco Settlement Financing Corp. Asset Backed Bonds	6.500		05-15-33	4,880,000	6,015,869
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (D)	3.308 (Z	)	10-01-33	6,565,000	3,734,632
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (D)	3.328 (Z	)	10-01-35	6,470,000	3,432,788
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (D)	3.337 (Z	)	10-01-36	7,250,000	3,713,740
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (0.000% steps up to 6.500% on 10-1-16) (D)	0.760 (Z	)	10-01-41	1,750,000	2,402,470
Metropolitan Washington DC Airports Authority Series A, AMT	5.000		10-01-44	1,000,000	1,167,580
Florida 3.1%					19,811,837
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000		12-01-44	2,000,000	2,334,860
Bonnet Creek Resort Community Development District	7.250		05-01-18	235,000	235,616
Bonnet Creek Resort Community Development District	7.375		05-01-34	1,160,000	1,163,155
County of Miami-Dade Aviation Revenue	5.000		10-01-41	2,000,000	2,433,220
Hillsborough County Aviation Authority Tampa International Airport, Series A	5.000		10-01-44	1,250,000	1,490,525
JEA Electric System Revenue Series Three, D-2	5.000		10-01-38	7,000,000	7,865,270
Miami Beach Health Facilities Authority Mt. Sinai Medical Center	5.000		11-15-44	500,000	580,920
Miami Beach Redevelopment Agency City Center (D)	5.000		02-01-44	2,500,000	2,948,450

SEE NOTES TO FUND'S INVESTMENTS3

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Florida (continued)
Orlando Utilities Commission Electric, Power & Light Revenues, Escrowed to Maturity, Series D	6.750		10-01-17	735,000	$759,821
Georgia 1.2%					7,351,433
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Series BB	5.700		01-01-19	520,000	547,425
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Series C (D)	5.700		01-01-19	3,705,000	4,025,001
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Series EE (D)	7.250		01-01-24	2,000,000	2,768,860
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Series Z, Escrowed to Maturity (D)	5.500		01-01-20	10,000	10,147
Guam 0.6%					3,856,140
Guam Government Section 30, Series A	5.000		12-01-46	1,250,000	1,486,150
Guam Government Section 30, Series A	5.750		12-01-34	1,000,000	1,157,010
Guam International Airport Authority Series C, AMT (D)	6.125		10-01-43	1,000,000	1,212,980
Illinois 4.3%					27,148,294
Chicago Midway International Airport Series B	5.000		01-01-46	5,000,000	5,970,300
Chicago O'Hare International Airport Customer Facility Charge (D)	5.500		01-01-43	2,000,000	2,372,540
Chicago O'Hare International Airport Series A	5.750		01-01-39	3,200,000	3,742,048
City of Chicago Series 2007E-REMK, GO	5.500		01-01-42	1,000,000	1,046,140
City of Chicago Series A, GO	5.500		01-01-33	1,000,000	1,058,810
City of Chicago Wastewater Transmission Revenue, Series C	5.000		01-01-39	3,000,000	3,453,720
Illinois Finance Authority Rush University Medical Center, Series A	7.250		11-01-38	1,500,000	1,712,640
Lake County Community Consolidated School District No. 24, GO (D)	2.488 (Z	)	01-01-22	2,440,000	2,136,074
Metropolitan Pier & Exposition Authority McCormick Place, Series A (D)	3.660 (Z	)	12-15-31	6,000,000	3,435,780
State of Illinois, GO (D)	5.500		07-01-38	1,000,000	1,156,720
Will County Community Unit School District No. 365 Prerefunded, GO (D)	1.163 (Z	)	11-01-21	1,130,000	1,063,522
Indiana 0.5%					3,394,230
Indiana Finance Authority Duke Energy, Series B	6.000		08-01-39	3,000,000	3,394,230
Kentucky 0.2%					1,072,770
Kentucky Economic Development Finance Authority Louisville Arena, Series A-1 (D)	6.000		12-01-33	1,000,000	1,072,770
Louisiana 1.3%					7,969,040
City of Shreveport Water & Sewer Revenue	5.000		12-01-40	1,000,000	1,190,720
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Projects	6.750		11-01-32	2,500,000	2,663,000
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Projects, Series A-1	6.500		11-01-35	1,500,000	1,798,440

4SEE NOTES TO FUND'S INVESTMENTS

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Louisiana (continued)
New Orleans Aviation Board Series B, AMT	5.000		01-01-45	2,000,000	$2,316,880
Massachusetts 15.5%					98,004,913
Boston Housing Authority Capital Funding Program (D)	5.000		04-01-28	2,000,000	2,126,400
Commonwealth of Massachusetts Public Improvements, GO (D)	5.500		11-01-17	1,000,000	1,057,350
Commonwealth of Massachusetts Series C, GO (D)	5.500		12-01-24	8,000,000	10,587,200
Commonwealth of Massachusetts Series E, GO (D)	5.000		11-01-25	1,000,000	1,303,660
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A	5.250		07-01-35	1,310,000	1,885,404
Massachusetts Bay Transportation Authority Transit Revenue, Series B	5.250		07-01-33	2,500,000	3,541,700
Massachusetts Development Finance Agency Brandeis University, Series O-1	5.000		10-01-40	1,000,000	1,120,250
Massachusetts Development Finance Agency Carleton Willard Village	5.625		12-01-30	850,000	956,182
Massachusetts Development Finance Agency Covanta Energy Project, Series C, AMT (S)	5.250		11-01-42	1,000,000	1,017,370
Massachusetts Development Finance Agency Dana-Farber Cancer Institute, Series N	5.000		12-01-46	1,000,000	1,216,700
Massachusetts Development Finance Agency Draper Laboratory	5.875		09-01-30	2,000,000	2,207,160
Massachusetts Development Finance Agency Emerson College, Series A	5.000		01-01-40	2,000,000	2,174,280
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000		07-01-44	2,500,000	2,914,900
Massachusetts Development Finance Agency Harvard University, Series B-1	5.000		10-15-40	2,500,000	2,893,300
Massachusetts Development Finance Agency New England Conservatory of Music	5.250		07-01-38	2,000,000	2,166,600
Massachusetts Development Finance Agency Northeastern University, Series A	5.000		03-01-39	1,000,000	1,204,890
Massachusetts Development Finance Agency Olin College, Series E	5.000		11-01-38	1,000,000	1,197,140
Massachusetts Development Finance Agency Orchard Cove	5.250		10-01-26	1,000,000	1,011,410
Massachusetts Development Finance Agency Partners Health Care System, Series Q	5.000		07-01-47	4,500,000	5,462,865
Massachusetts Development Finance Agency Umass Memorial Health Care, Series I	5.000		07-01-46	1,500,000	1,781,895
Massachusetts Health & Educational Facilities Authority Harvard Pilgrim Health Care, Series A (D)	5.000		07-01-18	520,000	521,950
Massachusetts Health & Educational Facilities Authority Springfield College	5.625		10-15-40	2,000,000	2,295,020
Massachusetts Health & Educational Facilities Authority Suffolk University, Series A	5.750		07-01-39	1,000,000	1,110,810
Massachusetts Health & Educational Facilities Authority Suffolk University, Series A	6.250		07-01-30	1,000,000	1,136,490
Massachusetts Health & Educational Facilities Authority Tufts University	5.375		08-15-38	350,000	382,207
Massachusetts Health & Educational Facilities Authority Woods Hole Oceanographic, Series B	5.375		06-01-30	1,000,000	1,079,900

SEE NOTES TO FUND'S INVESTMENTS5

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts Port Authority Boston Fuel Project, AMT (D)	5.000		07-01-32	1,770,000	$1,820,410
Massachusetts Port Authority ConRAC Project, Series A	5.125		07-01-41	1,500,000	1,705,260
Massachusetts Port Authority Series B	5.000		07-01-32	2,000,000	2,405,060
Massachusetts State College Building Authority College & University Revenue, Series A	5.500		05-01-49	1,000,000	1,126,960
Massachusetts State College Building Authority College & University Revenue, Series B (D)	1.204 (Z	)	05-01-19	1,000,000	968,180
Massachusetts State Department of Transportation Highway Revenue Tolls, Series B	5.000		01-01-37	8,000,000	8,945,680
Massachusetts State Department of Transportation Highway Revenue Tolls, Series C (D)	1.146 (Z	)	01-01-20	1,000,000	962,180
Massachusetts Water Pollution Abatement Trust 2012 Pooled Loan Program, Series 7	5.125		02-01-31	105,000	105,407
Massachusetts Water Pollution Abatement Trust Miscellaneous Revenue, Series 9	5.250		08-01-18	60,000	60,239
Massachusetts Water Pollution Abatement Trust Water Revenue, Series 14	5.000		08-01-32	1,000,000	1,123,540
Massachusetts Water Resources Authority Water Revenue, Series A	5.000		08-01-40	11,575,000	13,435,218
Massachusetts Water Resources Authority Water Revenue, Series B	5.000		08-01-39	1,000,000	1,123,660
Massachusetts Water Resources Authority Water Revenue, Series B (D)	5.250		08-01-29	2,500,000	3,451,175
Metropolitan Boston Transit Parking Corp. Parking Revenue	5.000		07-01-41	2,000,000	2,326,160
Metropolitan Boston Transit Parking Corp. Parking Revenue	5.250		07-01-36	3,475,000	4,092,751
Michigan 1.3%					8,238,483
Detroit Water Supply System Water Revenue, Series B (D)	7.000		07-01-36	1,000,000	1,130,520
Michigan Finance Authority Local Government Loan Program (D)	5.000		07-01-36	250,000	290,728
Michigan Finance Authority Local Government Loan Program	5.000		07-01-44	3,000,000	3,418,230
Michigan Finance Authority Local Government Loan Program, Series F1	4.500		10-01-29	1,500,000	1,675,125
Michigan Finance Authority McLaren Healthcare Hospital, Series A	5.000		05-15-38	1,460,000	1,723,880
Minnesota 0.3%					1,523,490
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125		12-01-44	1,420,000	1,523,490
Nebraska 2.6%					16,572,167
Central Plains Energy Project Revenue Natural Gas Revenue, Series A	5.250		12-01-20	4,970,000	5,725,589
Omaha Public Power District Electric, Power & Light Revenues, Escrowed to Maturity, Series B	6.200		02-01-17	255,000	261,008
Omaha Public Power District Electric, Power & Light Revenues, Series B	5.000		02-01-36	4,000,000	4,604,720
Omaha Public Power District Separate Electric System Revenue Bonds, Series A	5.000		02-01-49	5,000,000	5,980,850

6SEE NOTES TO FUND'S INVESTMENTS

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
New Jersey 2.4%					$14,958,871
Casino Reinvestment Development Authority Luxury Tax Revenue	5.250		11-01-39	2,520,000	2,674,350
New Jersey Economic Development Authority Series WW	5.250		06-15-40	1,500,000	1,732,650
New Jersey State Turnpike Authority Highway Revenue Tolls, Series I	5.000		01-01-35	4,250,000	4,752,393
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.000		06-15-45	3,250,000	3,618,518
Tobacco Settlement Financing Corp. Series 1A	4.500		06-01-23	2,140,000	2,180,960
New York 20.7%					130,496,556
Brooklyn Arena Local Development Corp. Barclays Center Project	6.250		07-15-40	1,000,000	1,181,920
Brooklyn Arena Local Development Corp. Barclays Center Project	6.375		07-15-43	1,000,000	1,186,070
City of New York Refunded, Series E-1, GO	6.250		10-15-28	480,000	536,386
City of New York Series D-1, GO	5.000		10-01-36	1,000,000	1,180,880
City of New York Series E-1, GO	6.250		10-15-28	20,000	22,310
Hudson Yards Infrastructure Corp. Series A	5.750		02-15-47	4,500,000	5,305,320
Long Island Power Authority Electric, Power & Light Revenues, Series A	5.750		04-01-39	1,500,000	1,665,975
Long Island Power Authority Electric, Power & Light Revenues, Series A	6.000		05-01-33	1,000,000	1,139,200
Long Island Power Authority Electric, Power & Light Revenues, Series C (D)	5.250		09-01-29	2,000,000	2,616,740
Metropolitan Transportation Authority Transit Revenue, Series A	5.250		11-15-28	1,000,000	1,101,720
Metropolitan Transportation Authority Transit Revenue, Series B	5.000		11-15-34	1,000,000	1,131,330
Monroe County Industrial Development Corp. University of Rochester, Series A	5.000		07-01-41	1,000,000	1,155,000
New York City Municipal Water Finance Authority Water Revenue, Series A	5.750		06-15-40	770,000	840,432
New York City Municipal Water Finance Authority Water Revenue, Series A	5.750		06-15-40	230,000	250,884
New York City Municipal Water Finance Authority Water Revenue, Series D	1.362 (Z	)	06-15-20	2,000,000	1,909,520
New York City Municipal Water Finance Authority Water Revenue, Series EE	5.250		06-15-40	3,000,000	3,360,270
New York City Municipal Water Finance Authority Water Revenue, Series FF-2	5.000		06-15-40	1,000,000	1,113,220
New York City Municipal Water Finance Authority Water Revenue, Series GG-1	5.000		06-15-39	6,000,000	6,679,314
New York City Transitional Finance Authority Government Fund/Grant Revenue, Series S-4	5.500		01-15-39	4,725,000	5,266,721
New York City Transitional Finance Authority Income Tax Revenue, Series S-3	5.250		01-15-39	3,000,000	3,297,870
New York City Transitional Finance Authority Income Tax Revenue, Series S-3	5.375		01-15-34	3,000,000	3,313,350
New York Liberty Development Corp. 1 World Trade Center Project	5.000		12-15-41	8,500,000	9,983,420

SEE NOTES TO FUND'S INVESTMENTS7

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
New York (continued)
New York Liberty Development Corp. 4 World Trade Center Project	5.000		11-15-31	5,000,000	$5,856,650
New York Liberty Development Corp. 7 World Trade Center, Class 2	5.000		09-15-43	1,000,000	1,145,810
New York Liberty Development Corp. Bank of America Tower, Class 2	5.625		07-15-47	1,000,000	1,146,870
New York Liberty Development Corp. Goldman Sachs Headquarters	5.250		10-01-35	3,000,000	4,118,580
New York Liberty Development Corp. World Trade Center, Class 1-3 (S)	5.000		11-15-44	2,500,000	2,898,625
New York Local Government Assistance Corp. Sales Tax Revenue, Series C	5.500		04-01-17	590,000	604,715
New York State Dormitory Authority Fordham University	5.000		07-01-44	1,350,000	1,600,304
New York State Dormitory Authority General Purpose, Series E	5.000		02-15-35	1,000,000	1,132,840
New York State Dormitory Authority Income Tax Revenue, Series A	5.000		02-15-39	2,500,000	2,750,875
New York State Dormitory Authority Mount Sinai School of Medicine	5.125		07-01-39	1,000,000	1,123,310
New York State Dormitory Authority North Shore Long Island Jewish Group, Series A	5.000		05-01-41	1,000,000	1,147,420
New York State Dormitory Authority Orange Regional Medical Center (S)	5.000		12-01-40	1,000,000	1,129,860
New York State Dormitory Authority Rockefeller University, Series A	5.000		07-01-41	1,000,000	1,144,170
New York State Dormitory Authority Sales Tax Revenue, Series A	5.000		03-15-43	1,000,000	1,182,340
New York State Dormitory Authority State University Dormitory Facilities, Series A	5.000		07-01-35	5,000,000	5,861,300
New York State Dormitory Authority State University Educational Facilities, Series A	5.500		05-15-19	3,000,000	3,271,710
New York State Environmental Facilities Corp. Water Revenue, Series A	5.000		06-15-34	1,000,000	1,113,510
New York State Thruway Authority Highway Revenue Tolls, Series A	5.000		01-01-51	1,750,000	2,105,670
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.000		07-01-41	1,500,000	1,729,470
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.000		07-01-46	2,500,000	2,872,975
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.250		01-01-50	2,500,000	2,924,200
Niagara Area Development Corp. Covanta Energy Project, Series A, AMT (S)	5.250		11-01-42	500,000	510,700
Oneida County Industrial Development Agency Hamilton College Project, Series A (D)	4.344 (Z	)	07-01-29	5,330,000	3,064,004
Onondaga Civic Development Corp. St. Joseph's Hospital Health Center Project, Series A	5.125		07-01-31	1,000,000	1,124,820
Port Authority of New York & New Jersey 5th Installment Special Project, AMT	6.750		10-01-19	5,700,000	5,701,881
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000		12-01-36	1,000,000	1,176,590
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000		12-01-42	2,265,000	2,657,547
Port Authority of New York & New Jersey One Hundred Eighty-Fourth Series	5.000		09-01-36	1,000,000	1,223,250

8SEE NOTES TO FUND'S INVESTMENTS

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
New York (continued)
Port Authority of New York & New Jersey One Hundred Eighty-Fourth Series	5.000		09-01-39	1,000,000	$1,219,940
Port Authority of New York & New Jersey One Hundred Forty-Fourth Series	5.000		10-01-29	2,500,000	2,508,950
Triborough Bridge & Tunnel Authority Highway Revenue Tolls	5.000		11-15-33	4,025,000	4,316,933
Triborough Bridge & Tunnel Authority Highway Revenue Tolls, Escrowed to Maturity, Series Y	6.125		01-01-21	1,500,000	1,723,605
Upper Mohawk Valley Regional Water Finance Authority Water Revenue (D)	1.605 (Z	)	04-01-22	2,230,000	2,037,640
Westchester Tobacco Asset Securitization Corp. Public Improvements, Prerefunded to 7-15-17	6.950		07-15-39	2,000,000	2,131,640
Ohio 1.1%					6,621,340
American Municipal Power, Inc. Greenup Hydroelectric Project, Series A	5.000		02-15-46	500,000	599,090
Northeast Ohio Regional Sewer District Wastewater Improvement Revenue	5.000		11-15-49	5,000,000	6,022,250
Oklahoma 0.7%					4,556,560
Grand River Dam Authority Series A	5.250		06-01-40	4,000,000	4,556,560
Oregon 0.6%					3,757,558
Clackamas County School District No. 12 Series B, GO (D)	5.000		06-15-28	3,630,000	3,757,558
Pennsylvania 0.9%					5,720,693
City of Philadelphia Series A, GO	5.000		07-15-38	2,000,000	2,334,680
Cumberland County Municipal Authority Diakon Lutheran Ministries Project	4.000		01-01-33	1,250,000	1,358,825
Pennsylvania Turnpike Commission Highway Revenue Tolls, Series C	5.000		12-01-44	1,630,000	1,938,706
The School District of Philadelphia Prerefunded 2014, Series E, GO	6.000		09-01-38	5,000	5,530
The School District of Philadelphia Prerefunded 2015, Series E, GO	6.000		09-01-38	5,000	5,530
The School District of Philadelphia Prerefunded 2015-2, Series E, GO	6.000		09-01-38	5,000	5,528
The School District of Philadelphia Prerefunded 2015-3, Series E, GO	6.000		09-01-38	5,000	5,530
The School District of Philadelphia Prerefunded, Series E, GO	6.000		09-01-38	60,000	66,364
Puerto Rico 0.3%					1,854,496
Puerto Rico Highway & Transportation Authority Prerefunded, Series AA (D)	5.500		07-01-19	1,640,000	1,854,496
Rhode Island 0.4%					2,482,609
Tobacco Settlement Financing Corp. Series B	4.500		06-01-45	2,320,000	2,482,609
South Carolina 1.3%					8,388,555
South Carolina State Public Service Authority Prerefunded, Series A	5.500		01-01-38	475,000	528,846
South Carolina State Public Service Authority Santee Cooper, Series E	5.000		01-01-40	1,500,000	1,708,395

SEE NOTES TO FUND'S INVESTMENTS9

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
South Carolina (continued)
South Carolina State Public Service Authority Series A	5.500		01-01-38	5,525,000	$6,151,314
Tennessee 0.4%					2,456,700
Nashville & Davidson County Health & Educational Facility Board Vanderbilt University Medical Center	5.000		07-01-46	2,050,000	2,456,700
Texas 12.4%					78,466,600
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000		12-01-40	2,000,000	2,172,580
Central Texas Regional Mobility Authority Series 2016	5.000		01-01-46	2,000,000	2,371,760
Central Texas Regional Mobility Authority Series A	5.000		01-01-40	500,000	591,550
Central Texas Regional Mobility Authority Series A	5.000		01-01-45	500,000	588,965
Central Texas Turnpike System Series C	5.000		08-15-42	2,000,000	2,338,240
City of Austin Electric Utility Revenue (D)	5.000		11-15-37	5,000,000	5,848,900
City of Dallas Waterworks & Sewer System Revenue	5.000		10-01-35	2,685,000	3,104,021
City of Dallas Waterworks & Sewer System Revenue	5.000		10-01-36	4,455,000	5,251,198
City of Dallas Waterworks & Sewer System Revenue, Prerefunded	5.000		10-01-35	2,315,000	2,699,730
City of Dallas Waterworks & Sewer System Revenue, Prerefunded	5.000		10-01-36	545,000	654,877
City Public Service Board of San Antonio Electric & Gas Revenue	5.000		02-01-48	5,000,000	5,962,100
City Public Service Board of San Antonio Electric & Gas Revenue, Series A	5.000		02-01-34	4,330,000	4,777,029
Dallas/Fort Worth International Airport Series D	5.250		11-01-32	5,000,000	6,094,750
Dallas/Fort Worth International Airport Series D, AMT	5.000		11-01-38	2,500,000	2,841,350
Grand Parkway Transportation Corp. Highway Revenue Tolls, Series B	5.000		04-01-53	4,000,000	4,670,840
Houston Independent School District Public Financing Corp. Cesar Chavez Project, Series A (D)	0.867 (Z	)	09-15-16	570,000	569,795
Lower Colorado River Authority Electric, Power & Light Revenues	5.000		05-15-40	5,015,000	5,633,628
Lower Colorado River Authority Prerefunded to 5-15-19	5.625		05-15-39	15,000	16,928
Lower Colorado River Authority Transmission Contract Revenue	5.625		05-15-39	3,805,000	4,231,388
Lower Colorado River Authority Transmission Services Corp.	5.000		05-15-46	1,150,000	1,389,752
Lower Colorado River Authority Transmission Services Corp., Series A	5.000		05-15-41	2,500,000	2,831,550
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Project	4.000		11-01-36	1,250,000	1,337,000
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Project	5.000		11-01-40	1,000,000	1,167,680
North Texas Tollway Authority Highway Revenue Tolls, Series A	5.000		01-01-39	700,000	844,851
North Texas Tollway Authority Highway Revenue Tolls, Series K-2	6.000		01-01-38	3,250,000	3,647,118

10SEE NOTES TO FUND'S INVESTMENTS

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Texas (continued)
Texas Municipal Power Agency Transmission Revenue	5.000		09-01-40	6,000,000	$6,829,020
Vermont 0.2%					1,190,300
Vermont Educational & Health Buildings Financing Agency University of Vermont Medical Center Project	5.000		12-01-46	1,000,000	1,190,300
Virgin Islands 0.4%					2,610,140
Virgin Islands Public Finance Authority Diageo USVI, Series A	6.750		10-01-37	2,000,000	2,110,020
Virgin Islands Public Finance Authority Series A-1	5.000		10-01-39	500,000	500,120
Virginia 0.4%					2,703,443
Alexandria Industrial Development Authority Goodwin House	5.000		10-01-45	1,000,000	1,173,590
Fairfax County Economic Development Authority Goodwin House	5.000		10-01-42	1,300,000	1,529,853
Washington 0.1%					541,634
Energy Northwest Columbia Generating Station	5.000		07-01-40	450,000	541,634
Wisconsin 1.2%					7,745,440
Public Finance Authority Rose Villa Project, Series A	5.750		11-15-44	1,000,000	1,121,320
Wisconsin Health & Educational Facilities Authority Ascension Senior Credit Group	4.000		11-15-46	6,000,000	6,624,120
Wyoming 0.5%					3,373,470
Campbell County Solid Waste Facilities Revenue Basin Electric Power Company, Series A	5.750		07-15-39	3,000,000	3,373,470
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 2.3%					$14,550,000
(Cost $14,550,000)
U.S. Government Agency 0.7%					4,406,000
Federal Home Loan Bank Discount Note	0.097		09-01-16	4,406,000	4,406,000
				Par value^	Value
Repurchase agreement 1.6%					$10,144,000
Barclays Tri-Party Repurchase Agreement dated 8-31-16 at 0.310% to be repurchased at $9,633,083 on 9-1-16, collateralized by $8,143,200 U.S. Treasury Inflation Indexed Notes, 2.375% due 1-15-17 (valued at $9,825,758, including interest)				9,633,000	9,633,000
Repurchase Agreement with State Street Corp. dated 8-31-16 at 0.030% to be repurchased at $511,000 on 9-1-16, collateralized by $510,000 U.S. Treasury Notes, 1.750% due 5-15-23 (valued at $523,388, including interest)				511,000	511,000
Total investments (Cost $554,594,535)† 99.8%					$629,419,270
Other assets and liabilities, net 0.2%					$1,524,171
Total net assets 100.0%					$630,943,441

SEE NOTES TO FUND'S INVESTMENTS11

Tax-Free Bond Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(D)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 8-31-16, the aggregate cost of investment securities for federal income tax purposes was $551,122,544. Net unrealized appreciation aggregated to $78,296,726, of which $78,296,726 related to appreciated investment securities and $0 related to depreciated investment securities.

Insurance coverage	As a % of total investments
Assured Guaranty Municipal Corp.	4.2
National Public Finance Guarantee Corp.	3.0
Ambac Financial Group, Inc.	2.7
Assured Guaranty Corp.	2.7
Financial Guaranty Insurance Company	0.6
XL Capital Assurance, Inc.	0.2
Total	13.4

The fund had the following sector composition as a percentage of net assets on 8-31-16:

General obligation bonds	5.4%
Revenue bonds	92.1%
Transportation	20.0%
Other Revenue	15.3%
Utilities	14.4%
Health Care	9.4%
Airport	8.2%
Water & Sewer	7.8%
Education	5.9%
Development	4.9%
Tobacco	2.5%
Facilities	1.9%
Pollution	1.5%
Housing	0.3%
Short-term investments and other	2.5%
TOTAL	100.0%

12SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2016, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       13

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	52Q1	08/16
This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.		10/16

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	October 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	October 21, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	October 21, 2016